May 1, 2008

VIA EDGAR

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:          Separate Account II of National Integrity Life Insurance Company

Registration Nos. 033-51126 and 811-07132

PINNACLE V Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 24 to its Registration Statement number 033-51126 on Form N-4, which was filed electronically on April 23, 2008.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Associate Counsel – Securities
Western & Southern Financial Group, Inc.